Lease Income (Operating Lease) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 53,441	¥ 56,932	¥ 40,148
Real Estate Asset
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	20,960	25,699	17,912
Operating Lease Assets Other than Real Estate
Lessor, Lease, Description [Line Items]
Gains on sales of operating lease assets	¥ 32,481	¥ 31,233	¥ 22,236